SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 400	$ (2,300)
Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	572	(3,765)
Research and Development Expense | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	(65)	300
Administrative expenses | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 637	(3,391)
Equity in loss of affiliate | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses		$ (674)